Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating Activities
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 21,355		$ 7,246		$ 6,986
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	[2]	6,269		5,757		5,157
Asset write-offs and impairments	[2]	634		1,613		1,119
Foreign currency loss related to Venezuela	[2],[5]	0		0		806
Loss on sale of HIS net assets	[2],[6]	55		1,712		0
TCJA impact	[2],[8]	(10,660)	[7]	0		0
Deferred taxes from continuing operations	[2]	(2,410)		(700)		(20)
Share-based compensation expense	[2]	840		691		669
Benefit plan contributions in excess of expense	[2]	(961)		(712)		(617)
Other adjustments, net	[2]	50		208		(152)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Trade accounts receivable	[2]	259		(134)		21
Inventories	[2]	(357)		365		(199)
Other assets	[2]	(31)		(60)		236
Trade accounts payable	[2]	46		871		254
Other liabilities	[2]	(67)		(223)		664
Other tax accounts, net	[2]	1,446		(734)		(235)
Net cash provided by operating activities	[2]	16,470		15,901		14,688
Investing Activities
Purchases of property, plant and equipment	[2]	(1,956)		(1,823)		(1,397)
Purchases of short-term investments	[2]	(14,596)		(15,957)		(28,581)
Proceeds from redemptions/sales of short-term investments	[2]	10,307		29,436		40,064
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of three months or less	[2]	2,058		(4,218)		5,768
Purchases of long-term investments	[2]	(3,537)		(8,011)		(9,542)
Proceeds from redemptions/sales of long-term investments	[2]	3,594		11,254		6,929
Acquisitions of businesses, net of cash acquired	[2]	(1,000)		(18,368)		(16,466)
Acquisitions of intangible assets	[2]	(261)		(176)		(99)
Other investing activities, net	[2],[9]	650		51		344
Net cash used in investing activities	[2]	(4,741)		(7,811)		(2,980)
Financing Activities
Proceeds from short-term borrowings	[2]	8,464		7,472		5,557
Principal payments on short-term borrowings	[2]	(9,990)		(5,102)		(3,965)
Net proceeds from/(payments on) short-term borrowings with original maturities of three months or less	[2]	1,401		(3,084)		2,717
Proceeds from issuance of long-term debt	[2]	5,274		10,976		0
Principal payments on long-term debt	[2]	(6,154)		(7,689)		(2,990)
Purchases of common stock	[2]	(5,000)		(5,000)		(6,160)
Cash dividends paid	[2]	(7,659)		(7,317)		(6,940)
Proceeds from exercise of stock options	[2]	862		1,019		1,263
Other financing activities, net	[2]	(233)		(196)		109
Net cash used in financing activities	[2]	(13,035)		(8,921)		(10,409)
Effect of exchange-rate changes on cash and cash equivalents	[2]	53		(215)		(1,000)
Net increase/(decrease) in cash and cash equivalents	[2]	(1,254)		(1,046)		298
Cash and cash equivalents, beginning	[2]	2,595	[10]	3,641		3,343
Cash and cash equivalents, end	[2]	1,342	[10]	2,595	[10]	3,641
Supplemental Cash Flow Information
Exchange of $1.1 billion net book value 6.50% U.K. pound denominated bonds maturing in 2038 for $1.8 billion of new 2.735% U.K. pound denominated bonds maturing in 2043, resulting in a net book loss of $747 million	[2],[11]	1,848		0		0
Receipt of ICU Medical common stock	[2],[9]	428		0		0
Promissory note from ICU Medical	[2],[9]	75		0		0
Exchange of Hospira subsidiary debt for Pfizer debt	[2],[12]	0		0		1,669
Cash paid (received) during the period for:
Income taxes	[2]	2,489		2,521		2,383
Interest	[2]	1,518		1,451		1,302
Interest rate hedges	[2]	$ (199)		$ (338)		$ (237)

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	In 2015, represents a foreign currency loss related to conditions in Venezuela during 2015, that had us resolve that our Venezuelan bolivar-denominated net monetary assets that are subject to revaluation were no longer expected to be settled at the Venezuelan government CENCOEX official rate of 6.3, but rather at the then SIMADI rate of 200, the lowest official rate. Those conditions included the inability to obtain significant conversions of Venezuelan bolivars related to intercompany U.S. dollar denominated accounts, an evaluation of the effects of the implementation of a fourth-quarter 2015 operational restructuring, resulting in a 36% reduction in our labor force in Venezuela, and our expectation of the changes in Venezuela’s responses to changes in its economy.
[6]	In 2017, represents adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[7]	2017 reflects the estimated remeasurement of U.S. deferred tax assets and liabilities as the result of the enactment of the TCJA. For additional information, see Note 5A.
[8]	As a result of the enactment of the TCJA, Pfizer’s Provision/(benefit) for taxes on income was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.
[9]	In connection with the sale of HIS net assets to ICU Medical, on February 3, 2017, Pfizer received 3.2 million newly issued shares of ICU Medical common stock initially valued at $428 million and a promissory note in the amount of $75 million which was repaid in full as of December 31, 2017 and included in Other investing activities for the year ended December 31, 2017. For additional information, see Note 2B. Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment: Sale of Hospira Infusion Systems Net Assets to ICU Medical, Inc. (EH).
[10]	Amounts may not add due to rounding.
[11]	The $747 million is included in the net loss of $846 million upon the exchange and early retirement of the U.K. pound-denominated debt. See Note 7D. Financial Instruments: Long-Term Debt for additional information.
[12]	In October 2015, Pfizer exchanged $1.7 billion debt of its then recently acquired subsidiary, Hospira, for virtually the same amount of Pfizer debt. See Note 7D. Financial Instruments: Long-Term Debt.